Correction of errors - Financial position (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]	Dec. 31, 2015
Correction of errors
Current assets	€ 37,936	€ 37,494	[1],[2]
Inventories	10,064	9,259	[1],[2]
Non-current assets	31,416	29,508	[1],[2]
Property, plant and equipment	27,675	27,949	[1],[2]
Total assets	69,352	67,002	[1],[2]
Equity	46,475	43,889	[1],[2]	€ 51,536		€ 61,469
Accumulated deficit	(46,400)	(37,509)	[1],[2]
Total equity and liabilities	€ 69,352	67,002	[1],[2]
As previously reported
Correction of errors
Current assets		37,774
Inventories		9,539
Non-current assets		29,257
Property, plant and equipment		27,698
Total assets		67,031
Equity		43,918
Accumulated deficit		(37,480)
Total equity and liabilities		67,031
Adjustments
Correction of errors
Current assets		(280)
Inventories		(280)
Non-current assets		251
Property, plant and equipment		251
Total assets		(29)
Equity		(29)
Accumulated deficit		(29)
Total equity and liabilities		€ (29)

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.